Financial income and expenses	12 Months Ended
Dec. 31, 2019
Financial income and expenses
Financial income and expenses

11. Financial income and expenses

EURm	2019	2018	2017
Continuing operations
Interest income on financial investments not measured at fair value through profit and loss	31	39	35
Interest income on financing components of other contracts	42	37	–
Interest expense on interest-bearing liabilities(1)	(99)	(105)	(391)
Interest expense on financing components of other contracts(2)	(172)	(162)	(81)
Interest expense on lease liabilities(3)	(28)	–	–
Net interest expense on defined benefit plans	(9)	(15)	(37)
Net realized losses on investments at fair value through other comprehensive income(4)	–	–	(33)
Net fair value losses on investments at fair value through profit and loss	(2)	(1)	–
Net fair value (losses)/gains on hedged items under fair value hedge accounting for interest risk	(133)	(7)	42
Net fair value gains/(losses) on hedging instruments under fair value hedge accounting for interest risk	141	9	(23)
Net foreign exchange losses	(106)	(100)	(157)
Other financial income(5)	92	9	172
Other financial expenses(6)	(98)	(17)	(64)
Total	(341)	(313)	(537)

(1)   In 2017, includes one-time charges of EUR 220 million related to the Group’s tender offer to purchase USD 300 million 6.50% notes due January 2028, USD 1 360 million 6.45% notes due March 2029, EUR 500 million 6.75% notes due February 2019 and USD 1 000 million 5.375% notes due May 2019.

(2)  In 2019, includes an interest expense of EUR 94 million (EUR 66 million in 2018) related to the sale of receivables. In 2017, includes an interest expense of EUR 69 million related to a change in uncertain tax positions.

(3)   Interest expense on lease liabilities is presented in financial income and expenses as a result of the adoption of IFRS 16, Leases, in the beginning of 2019.

(4)   In 2017, includes a one-time charge of EUR 32 million related to the sale of certain financial assets.

(5)   In 2019, includes income of EUR 64 million due to a change in the fair value of the financial liability related to Nokia Shanghai Bell, refer to Note 33, Significant partly-owned subsidiaries. Venture fund related gains and losses are presented in other operating income and expenses as a result of the adoption of IFRS 9, Financial Instruments, in 2018. In 2017, includes distributions of EUR 80 million from venture funds held as non-current available-for-sale investments and income of EUR 64 million due to a change in the fair value of the financial liability related to Nokia Shanghai Bell, refer to Note 33, Significant partly-owned subsidiaries.

(6)   In 2019, includes an impairment of EUR 64 million related to a loan extended to certain emerging market customer recognized upon contract exit. Venture fund related gains and losses are presented in other operating income and expenses as a result of the adoption of IFRS 9, Financial Instruments, in 2018. In 2017, includes impairments of EUR 34 million related to venture funds held as non-current available-for-sale investments. Refer to Note 17, Impairment.